Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current
Advances to suppliers	$ 723	$ 2,343
Income tax credits	5,240	4,429
Non-income tax credits	16,895	15,998
Judicial deposits	2,596	2,908
Receivable from disposal of subsidiary	17,047	10,944
Other receivables	2,492	2,198
Non-current portion	44,993	38,820
Current
Trade receivables	(51,498)	(66,001)
Prepaid expenses	12,521	9,396
Advances to suppliers	14,417	43,365
Income tax credits	1,059	2,560
Non-income tax credits	33,363	28,232
Receivable from disposal of subsidiary (Note 22)	5,716	3,709
Cash collateral	23	1,505
Receivables from related parties (Note 33)	0	324
Other receivables	8,741	3,594
Subtotal	75,840	92,685
Trade and other receivables, net	127,338	158,686
Trade and other receivables	172,331	197,506
Reclassified from Property, plant and equipment	226	575
Gross | Trade receivables excluding related party
Current
Trade receivables	(55,271)	(60,167)
Gross | Trade receivables related party
Current
Trade receivables	0	(8,337)
Allowance for trade receivables
Current
Trade receivables	$ (3,773)	$ (2,503)